Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Key Management Personnel Compensation

	2025 $’000	2024 $’000	2023 $’000
Short-term employee benefits	3,273	2,336	2,468
Post-employment benefits	139	84	89
Termination benefits	–	1,319	–
Share based payments	1,878	–	2,221
Total key management personnel compensation	5,290	3,739	4,778

Transactions with Related Parties
	Associates		Joint ventures
	2025 $’000	2024 $’000	2025 $’000	2024 $’000
Transactions with related parties
Sales of goods and services	–	–	150,278	90,743
Purchases of goods and services	(329)	–	–	–
Net increase (decrease) in other amounts owing with related parties	–	127	–	–
Proceeds from related parties (excluding sales of goods and services)	–	–	10,374	24,420

	Associates		Joint ventures
	2025 $’000	2024 $’000	2025 $’000	2024 $’000
Outstanding balances with related parties
Sales of goods and services	–	–	13,984	6,100
Purchases of goods and services	(81)	–	(670)	–
Net increase (decrease) in other amounts owing with related parties	–	(44)	–	(658)